Label	Element	Value
AllianzGI Global Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 12, 2016 to the

Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2016 (as supplemented thereafter)

Disclosure Relating to the AllianzGI Global Dynamic Allocation Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Global Dynamic Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Effective June 30, 2016, within the Fund Summary relating to the Fund, the “Investment Objective” is hereby restated in its entirety as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Strategy [Heading]	rr_StrategyHeading	Corresponding changes are hereby made within the “Principal Investments and Strategies of Each Fund – AllianzGI Global Dynamic Allocation Fund” section of the Prospectus.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The change to the Fund’s investment objective is not anticipated to result in any material change to the way the Fund is managed or its risk profile.

Please retain this Supplement for future reference.